Cash and Investments - Net Gains (Losses) on Investments (Details) - USD ($) $ in Millions						12 Months Ended
	Sep. 19, 2017	Sep. 06, 2017	Jul. 20, 2017	Jul. 06, 2017	Jul. 04, 2017	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Net realized gains (losses)						$ 855.3	$ (362.3)
Net change in unrealized gains (losses)						612.2	(841.3)
Net gains (losses) on investments						1,467.5	(1,203.6)
Proceeds from sales of interests in associates						1,014.9	45.8
Share of profit (loss) of associates						$ 200.5	$ 24.2
ICICI Lombard General Insurance Company Limited
Investment [Line Items]
Ownership percentage in equity method investment	9.90%					0.00%	34.60%
Share of profit (loss) of associates						$ 24.0	$ 44.1
Grivalia
Investment [Line Items]
Ownership percentage in equity method investment		52.70%			52.60%	0.00%	40.60%
Share of profit (loss) of associates						$ 12.8	$ 16.1
APR Energy PLC
Investment [Line Items]
Ownership percentage in equity method investment			67.90%			67.80%	45.00%
Share of profit (loss) of associates						$ (3.1)	$ (29.0)
Subsidiary and associates
Investment [Line Items]
Net realized gains (losses)						999.9	0.0
Net change in unrealized gains (losses)						0.0	0.0
Net gains (losses) on investments						999.9	0.0
Other
Investment [Line Items]
Net realized gains (losses)						2.1	3.2
Net change in unrealized gains (losses)						57.3	47.0
Net gains (losses) on investments						$ 59.4	50.2
Common stocks
Investment [Line Items]
Unrealized loss on securities reclassified to realized loss							$ 209.5
Common stocks | Investments accounted for using equity method | Grivalia
Investment [Line Items]
Ownership percentage in equity method investment						52.70%
Share of profit (loss) of associates						$ (51.3)
Common stocks | Investments accounted for using equity method | APR Energy PLC
Investment [Line Items]
Ownership percentage in equity method investment							49.00%
Share of profit (loss) of associates							$ (68.1)
Preferred stocks
Investment [Line Items]
Unrealized loss on securities reclassified to realized loss							99.6
Gain on conversion of preferred stock to common stock							35.1
Unrealized gain on securities, reclassified to realized gain							41.7
Bonds
Investment [Line Items]
Net realized gains (losses)						445.7	683.7
Net change in unrealized gains (losses)						(167.7)	(400.4)
Net gains (losses) on investments						278.0	283.3
Preferred stocks
Investment [Line Items]
Net realized gains (losses)						0.2	(68.0)
Net change in unrealized gains (losses)						(0.5)	61.6
Net gains (losses) on investments						(0.3)	(6.4)
Common stocks
Investment [Line Items]
Net realized gains (losses)						126.5	(162.2)
Net change in unrealized gains (losses)						585.7	91.2
Net gains (losses) on investments						712.2	(71.0)
Debt and equity securities
Investment [Line Items]
Net realized gains (losses)						572.4	453.5
Net change in unrealized gains (losses)						417.5	(247.6)
Net gains (losses) on investments						989.9	205.9
Derivatives:
Investment [Line Items]
Net realized gains (losses)						(624.0)	(899.6)
Net change in unrealized gains (losses)						39.5	(430.6)
Net gains (losses) on investments						(584.5)	(1,330.2)
Common stock and equity index short positions
Investment [Line Items]
Net realized gains (losses)						(485.6)	(915.8)
Net change in unrealized gains (losses)						67.7	(264.0)
Net gains (losses) on investments						(417.9)	(1,179.8)
Common stock and equity index long positions
Investment [Line Items]
Net realized gains (losses)						21.6	10.4
Net change in unrealized gains (losses)						(2.0)	12.9
Net gains (losses) on investments						19.6	23.3
Equity index put options
Investment [Line Items]
Net realized gains (losses)						0.0	(20.3)
Net change in unrealized gains (losses)						0.0	7.2
Net gains (losses) on investments						0.0	(13.1)
Equity warrants and call options
Investment [Line Items]
Net realized gains (losses)						22.9	0.0
Net change in unrealized gains (losses)						15.4	(4.0)
Net gains (losses) on investments						38.3	(4.0)
CPI-linked derivative contracts
Investment [Line Items]
Net realized gains (losses)						0.0	0.0
Net change in unrealized gains (losses)						(71.0)	(196.2)
Net gains (losses) on investments						(71.0)	(196.2)
U.S. government bond forwards
Investment [Line Items]
Net realized gains (losses)						(174.5)	96.7
Net change in unrealized gains (losses)						21.3	(49.7)
Net gains (losses) on investments						(153.2)	47.0
Other
Investment [Line Items]
Net realized gains (losses)						(8.4)	(70.6)
Net change in unrealized gains (losses)						8.1	63.2
Net gains (losses) on investments						(0.3)	(7.4)
Foreign currency net gains (losses)
Investment [Line Items]
Net realized gains (losses)						(95.1)	80.6
Net change in unrealized gains (losses)						97.9	(210.1)
Net gains (losses) on investments						2.8	(129.5)
Investing activities
Investment [Line Items]
Net realized gains (losses)						0.8	54.4
Net change in unrealized gains (losses)						88.0	(191.3)
Net gains (losses) on investments						88.8	(136.9)
Underwriting activities
Investment [Line Items]
Net realized gains (losses)						(74.9)	19.7
Net change in unrealized gains (losses)						0.0	0.0
Net gains (losses) on investments						(74.9)	19.7
Foreign currency contracts
Investment [Line Items]
Net realized gains (losses)						(21.0)	6.5
Net change in unrealized gains (losses)						9.9	(18.8)
Net gains (losses) on investments						(11.1)	(12.3)
Equity Contract | Designated as hedging instrument | Short position
Investment [Line Items]
Notional amount of short positions							6,350.6
Restructuring provision | Common stocks
Investment [Line Items]
Net realized gains (losses)							(220.3)
Restructuring provision | Preferred stocks
Investment [Line Items]
Net realized gains (losses)							$ (103.7)
ICICI Lombard General Insurance Company Limited
Investment [Line Items]
Net realized gains (losses)	$ 372.3			$ 223.3		$ 595.6
Ownership percentage in equity method investment	12.10%			12.20%		24.30%
Proceeds from sales of interests in associates	$ 532.2			$ 376.3		$ 908.5
Unrealized gain on securities, reclassified to realized gain						$ 334.5